UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam VT Global Equity Fund

The fund's portfolio
3/31/15 (Unaudited)

COMMON STOCKS (97.3%)(a)
		Shares	Value

Aerospace and defense (1.4%)

BAE Systems PLC (United Kingdom)		108,142	$838,432

Bombardier, Inc. Class B (Canada)		187,073	369,257

Northrop Grumman Corp.		9,900	1,593,504

			2,801,193
Airlines (1.9%)

Aer Lingus Group PLC (Ireland)		317,341	794,845

American Airlines Group, Inc.		26,800	1,414,504

Spirit Airlines, Inc.(NON)		19,600	1,516,256

			3,725,605
Automobiles (1.1%)

Yamaha Motor Co., Ltd. (Japan)		92,000	2,221,694

			2,221,694
Banks (3.5%)

Bank of America Corp.		59,400	914,166

Bank of Ireland (Ireland)(NON)		5,949,033	2,256,487

ING Groep NV GDR (Netherlands)(NON)		105,564	1,548,347

Metro Bank PLC (acquired 1/15/14, cost $662,427) (Private) (United Kingdom)(F)(RES)(NON)		31,120	655,520

Natixis SA (France)		230,116	1,718,415

			7,092,935
Beverages (1.2%)

Anheuser-Busch InBev NV ADR (Belgium)		10,200	1,243,482

Britvic PLC (United Kingdom)		108,160	1,171,767

			2,415,249
Biotechnology (1.6%)

Biogen(NON)		2,400	1,013,376

Celgene Corp.(NON)		12,000	1,383,360

PTC Therapeutics, Inc.(NON)		12,500	760,625

			3,157,361
Building products (2.5%)

Assa Abloy AB Class B (Sweden)		43,897	2,616,315

Fortune Brands Home & Security, Inc.		32,422	1,539,397

LIXIL Group Corp. (Japan)		35,400	839,754

			4,995,466
Capital markets (2.8%)

Charles Schwab Corp. (The)		40,100	1,220,644

E*Trade Financial Corp.(NON)		84,900	2,424,320

Morgan Stanley		53,600	1,912,984

			5,557,948
Chemicals (3.8%)

Akzo Nobel NV (Netherlands)		17,549	1,328,545

Axiall Corp.		21,033	987,289

Huntsman Corp.		38,400	851,328

Monsanto Co.		18,100	2,036,974

Sherwin-Williams Co. (The)		4,300	1,223,350

Symrise AG (Germany)		17,608	1,113,724

			7,541,210
Commercial services and supplies (0.4%)

Regus PLC (United Kingdom)		223,832	722,416

			722,416
Containers and packaging (0.8%)

Sealed Air Corp.		37,100	1,690,276

			1,690,276
Diversified financial services (1.8%)

Challenger, Ltd. (Australia)		481,749	2,623,229

Eurazeo SA (France)		15,746	1,080,220

			3,703,449
Diversified telecommunication services (1.7%)

Com Hem Holding AB (Sweden)(NON)		130,529	1,059,127

Koninklijke KPN NV (Netherlands)		366,720	1,240,980

Telecom Italia SpA RSP (Italy)		1,107,755	1,041,792

			3,341,899
Electric utilities (0.9%)

Exelon Corp.		55,500	1,865,355

			1,865,355
Electronic equipment, instruments, and components (0.6%)

Murata Manufacturing Co., Ltd. (Japan)		9,000	1,239,929

			1,239,929
Energy equipment and services (1.2%)

Ezion Holdings, Ltd. (Singapore)(S)		1,385,400	1,083,625

Halliburton Co.		28,300	1,241,804

			2,325,429
Food products (3.1%)

Associated British Foods PLC (United Kingdom)		24,589	1,027,284

Hershey Co. (The)		13,100	1,321,921

Kerry Group PLC Class A (Ireland)		14,368	965,029

Nestle SA (Switzerland)		18,350	1,385,415

Pinnacle Foods, Inc.		35,000	1,428,350

			6,127,999
Health-care equipment and supplies (0.6%)

Cooper Cos., Inc. (The)		6,000	1,124,520

			1,124,520
Health-care providers and services (2.7%)

Capital Senior Living Corp.(NON)		45,802	1,188,104

Cardinal Health, Inc.		16,400	1,480,428

Catamaran Corp.(NON)		16,900	1,006,226

China Pioneer Pharma Holdings, Ltd. (China)		598,000	381,395

Universal Health Services, Inc. Class B		11,700	1,377,207

			5,433,360
Hotels, restaurants, and leisure (3.6%)

Accor SA (France)		15,187	793,218

Dalata Hotel Group PLC (Ireland)(NON)		206,452	810,474

Grand Korea Leisure Co., Ltd. (South Korea)		10,799	367,831

Hilton Worldwide Holdings, Inc.(NON)		36,541	1,082,344

NH Hotel Group SA (Spain)(NON)(S)		151,872	827,937

Thomas Cook Group PLC (United Kingdom)(NON)		908,332	1,956,440

TUI AG (Germany)		79,731	1,402,089

			7,240,333
Household durables (3.3%)

Coway Co., Ltd. (South Korea)		12,941	1,064,817

Panasonic Corp. (Japan)		64,500	846,853

PulteGroup, Inc.		63,400	1,409,382

Standard Pacific Corp.(NON)		102,942	926,478

Techtronic Industries Co., Ltd. (Hong Kong)		335,000	1,128,342

Whirlpool Corp.		5,900	1,192,154

			6,568,026
Independent power and renewable electricity producers (1.7%)

Calpine Corp.(NON)		86,300	1,973,681

NRG Energy, Inc.		60,000	1,511,400

			3,485,081
Industrial conglomerates (1.5%)

Toshiba Corp. (Japan)		729,000	3,060,403

			3,060,403
Insurance (6.5%)

Admiral Group PLC (United Kingdom)		53,986	1,223,507

American International Group, Inc.		52,467	2,874,667

Assured Guaranty, Ltd.		58,400	1,541,176

Genworth Financial, Inc. Class A(NON)		156,200	1,141,822

Hartford Financial Services Group, Inc. (The)		84,000	3,512,880

Prudential PLC (United Kingdom)		67,848	1,679,931

St James's Place PLC (United Kingdom)		71,990	996,123

			12,970,106
Internet and catalog retail (1.1%)

Amazon.com, Inc.(NON)		3,700	1,376,770

FabFurnish GmbH (acquired 8/2/13, cost $4) (Private) (Brazil)(F)(RES)(NON)		3	2

Global Fashion Holding SA (acquired 8/2/13, cost $219,415) (Private) (Brazil)(F)(RES)(NON)		5,179	115,684

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $4) (Private) (Brazil)(F)(RES)(NON)		3	2

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)		1	1

Zalando SE (Germany)(NON)		31,853	796,678

			2,289,137
Internet software and services (3.9%)

AOL, Inc.(NON)		37,700	1,493,297

Facebook, Inc. Class A(NON)		17,500	1,438,763

Google, Inc. Class C(NON)		4,798	2,629,304

Telecity Group PLC (United Kingdom)(S)		90,635	1,175,833

Yahoo!, Inc.(NON)		22,900	1,017,562

			7,754,759
IT Services (1.7%)

Computer Sciences Corp.		16,600	1,083,648

Visa, Inc. Class A		34,000	2,223,940

			3,307,588
Leisure products (0.6%)

Brunswick Corp.		22,400	1,152,480

			1,152,480
Machinery (0.6%)

Pall Corp.(S)		12,300	1,234,797

			1,234,797
Media (4.4%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)(S)		107,370	1,621,919

Charter Communications, Inc. Class A(NON)		8,400	1,622,124

DISH Network Corp. Class A(NON)		16,700	1,170,002

Global Mediacom Tbk PT (Indonesia)		7,550,900	1,009,545

Liberty Global PLC Ser. A (United Kingdom)(NON)		26,300	1,353,661

Live Nation Entertainment, Inc.(NON)		31,700	799,791

Mediaset SpA (Italy)(NON)		270,582	1,233,048

			8,810,090
Multi-utilities (0.6%)

Veolia Environnement SA (France)		65,671	1,243,163

			1,243,163
Multiline retail (0.7%)

Dollar General Corp.(NON)		14,200	1,070,396

Mitra Adiperkasa Tbk PT (Indonesia)		667,000	267,188

			1,337,584
Oil, gas, and consumable fuels (3.2%)

Anadarko Petroleum Corp.		19,700	1,631,357

BG Group PLC (United Kingdom)		82,790	1,017,045

Cabot Oil & Gas Corp.		45,100	1,331,803

Exxon Mobil Corp.		21,300	1,810,500

Gaztransport Et Technigaz SA (France)		4,077	240,583

Genel Energy PLC (United Kingdom)(NON)		59,414	414,429

			6,445,717
Paper and forest products (0.6%)

Boise Cascade Co.(NON)		31,200	1,168,752

			1,168,752
Personal products (1.2%)

Coty, Inc. Class A(NON)		53,700	1,303,299

Estee Lauder Cos., Inc. (The) Class A		13,500	1,122,660

			2,425,959
Pharmaceuticals (9.1%)

Astellas Pharma, Inc. (Japan)		167,000	2,736,566

AstraZeneca PLC (United Kingdom)		32,130	2,202,837

Bristol-Myers Squibb Co.		18,500	1,193,250

Endo International PLC(NON)		9,600	861,120

Impax Laboratories, Inc.(NON)		35,100	1,645,137

Jazz Pharmaceuticals PLC(NON)		6,800	1,174,972

Mylan NV(NON)		19,400	1,151,390

Novartis AG (Switzerland)		27,953	2,764,249

Sanofi (France)		14,473	1,424,159

Shionogi & Co., Ltd. (Japan)		38,700	1,291,312

Valeant Pharmaceuticals International, Inc.(NON)(S)		9,000	1,787,580

			18,232,572
Real estate investment trusts (REITs) (1.2%)

Altisource Residential Corp.		32,273	673,215

Hibernia REIT PLC (Ireland)		1,356,232	1,704,607

			2,377,822
Real estate management and development (2.5%)

Howard Hughes Corp. (The)(NON)		7,800	1,209,156

Kennedy-Wilson Holdings, Inc.		52,852	1,381,551

RE/MAX Holdings, Inc. Class A		41,550	1,379,876

Sumitomo Realty & Development Co., Ltd. (Japan)		28,000	1,008,277

			4,978,860
Road and rail (0.5%)

Union Pacific Corp.		10,000	1,083,100

			1,083,100
Semiconductors and semiconductor equipment (3.8%)

Applied Materials, Inc.		65,000	1,466,400

Canadian Solar, Inc. (Canada)(NON)		33,500	1,118,565

Lam Research Corp.		13,900	976,267

Micron Technology, Inc.(NON)		82,700	2,243,651

SK Hynix, Inc. (South Korea)(NON)		22,077	902,628

Sumco Corp. (Japan)(S)		59,600	1,002,338

			7,709,849
Software (1.4%)

Activision Blizzard, Inc.		38,000	863,550

Mobileye NV (Israel)(NON)(S)		24,600	1,033,938

TiVo, Inc.(NON)		85,400	906,094

			2,803,582
Specialty retail (2.4%)

Home Depot, Inc. (The)		12,365	1,404,788

Inditex SA (Spain)		44,042	1,412,080

Lowe's Cos., Inc.		20,300	1,510,117

Tile Shop Holdings, Inc.(NON)		43,441	526,071

			4,853,056
Technology hardware, storage, and peripherals (0.6%)

Samsung Electronics Co., Ltd. (South Korea)		989	1,282,043

			1,282,043
Textiles, apparel, and luxury goods (0.7%)

Luxottica Group SpA (Italy)		23,354	1,482,696

			1,482,696
Thrifts and mortgage finance (0.8%)

Dewan Housing Finance Corp., Ltd. (India)		76,993	574,618

Radian Group, Inc.		59,900	1,005,721

			1,580,339
Tobacco (3.1%)

Imperial Tobacco Group PLC (United Kingdom)		36,749	1,613,231

Japan Tobacco, Inc. (Japan)		114,100	3,605,089

Philip Morris International, Inc.		14,200	1,069,686

			6,288,006
Transportation infrastructure (0.7%)

Aena SA (Spain)(NON)		14,573	1,465,266

			1,465,266
Wireless telecommunication services (1.7%)

Bharti Infratel, Ltd. (India)		226,261	1,393,801

Vodafone Group PLC ADR (United Kingdom)		60,972	1,992,565

			3,386,366

Total common stocks (cost $173,826,479)			$195,100,825

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
		Shares	Value

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $789,993) (Private)(F)(RES)(NON)		23,711	$710,994

Total convertible preferred stocks (cost $789,993)			$710,994

U.S. TREASURY OBLIGATIONS (—%)(a)
		Principal amount	Value

U.S. Treasury Notes

2.625%, August 15, 2020(i)		$37,000	$39,337
1.000%, May 31, 2018(i)		6,000	6,027
0.875%, September 15, 2016(i)		32,000	32,216

Total U.S. treasury obligations (cost $77,580)			$77,580

SHORT-TERM INVESTMENTS (5.4%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)	Shares	6,207,104	$6,207,104

Putnam Short Term Investment Fund 0.09%(AFF)	Shares	3,875,561	3,875,561

SSgA Prime Money Market Fund Class N 0.02%(P)	Shares	220,000	220,000

U.S. Treasury Bills with an effective yield of 0.03%, April 9, 2015(SEGSF)		$50,000	50,000

U.S. Treasury Bills with an effective yield of 0.02%, April 23, 2015(SEGSF)		251,000	250,997

U.S. Treasury Bills with an effective yield of 0.01%, May 21, 2015(SEGSF)		200,000	199,997

Total short-term investments (cost $10,803,659)			$10,803,659

TOTAL INVESTMENTS

Total investments (cost $185,497,711)(b)			$206,693,058

FORWARD CURRENCY CONTRACTS at 3/31/15 (aggregate face value $50,413,934) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Euro	Buy	6/17/15	$821,267	$854,575	$(33,308)
	Hong Kong Dollar	Buy	5/20/15	1,270,009	1,269,768	241
	Japanese Yen	Sell	5/20/15	625,944	631,601	5,657
	Singapore Dollar	Sell	5/20/15	520,245	530,086	9,841
	Swiss Franc	Buy	6/17/15	2,310,340	2,347,918	(37,578)
Citibank, N.A.
	Australian Dollar	Buy	4/15/15	1,109,401	1,169,003	(59,602)
	Danish Krone	Buy	6/17/15	1,057,158	1,105,350	(48,192)
	Japanese Yen	Sell	5/20/15	446,398	475,677	29,279
Credit Suisse International
	Australian Dollar	Buy	4/15/15	655,960	678,695	(22,735)
	British Pound	Sell	6/17/15	2,078,499	2,154,922	76,423
	Canadian Dollar	Sell	4/15/15	512,101	469,542	(42,559)
	Norwegian Krone	Buy	6/17/15	1,776,415	1,856,151	(79,736)
	Swiss Franc	Buy	6/17/15	50,889	51,762	(873)
Deutsche Bank AG
	Australian Dollar	Sell	4/15/15	2,560,672	2,715,673	155,001
	British Pound	Sell	6/17/15	1,066,752	1,086,585	19,833
	Euro	Buy	6/17/15	509,013	531,697	(22,684)
HSBC Bank USA, National Association
	Australian Dollar	Sell	4/15/15	1,704,476	1,816,152	111,676
	British Pound	Buy	6/17/15	1,414,577	1,465,357	(50,780)
	Canadian Dollar	Buy	4/15/15	359,821	385,936	(26,115)
	Euro	Sell	6/17/15	3,236,846	3,379,882	143,036
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/15/15	4,223,823	4,452,052	(228,229)
	Euro	Sell	6/17/15	1,686,449	1,761,726	75,277
	Japanese Yen	Buy	5/20/15	786,613	785,528	1,085
	Norwegian Krone	Sell	6/17/15	1,317,753	1,376,750	58,997
	Singapore Dollar	Buy	5/20/15	243,019	247,511	(4,492)
	Swedish Krona	Sell	6/17/15	1,261,896	1,301,210	39,314
	Swiss Franc	Sell	6/17/15	1,998,297	2,031,637	33,340
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/15/15	498,725	525,603	(26,878)
	Canadian Dollar	Buy	4/15/15	1,342,420	1,439,735	(97,315)
	Euro	Sell	6/17/15	2,537,531	2,581,037	43,506
	Israeli Shekel	Sell	4/15/15	629,912	632,667	2,755
UBS AG
	British Pound	Buy	6/17/15	162,200	115,941	46,259
	Swiss Franc	Buy	6/17/15	3,287,244	3,343,412	(56,168)
WestPac Banking Corp.
	British Pound	Sell	6/17/15	2,937,238	3,045,175	107,937
	Canadian Dollar	Buy	4/15/15	643,699	722,199	(78,500)
	Euro	Sell	6/17/15	1,029,651	1,075,419	45,768

Total						$89,481

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
baskets	8,322	$—	7/16/15	(3 month USD-LIBOR-BBA plus 30 bp)	A basket (JPCMPTMD) of common stocks	$101,761

Total		$—	$101,761

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OTC	Over-the-counter

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $200,419,351.
(b)	The aggregate identified cost on a tax basis is $185,701,146, resulting in gross unrealized appreciation and depreciation of $29,602,820 and $8,610,908, respectively, or net unrealized appreciation of $20,991,912.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,482,203, or 0.7% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$4,546,302	$14,201,651	$14,872,392	$639	$3,875,561
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $6,207,104, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $5,934,732.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $261,296 to cover certain derivative contracts and the settlement of certain securities.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	54.4%
	United Kingdom	10.0
	Japan	8.9
	Ireland	3.3
	France	3.2
	Spain	2.7
	Switzerland	2.1
	Netherlands	2.1
	Italy	1.9
	Sweden	1.8
	South Korea	1.8
	Germany	1.7
	Australia	1.3
	India	1.0
	Canada	0.7
	Indonesia	0.6
	Belgium	0.6
	Hong Kong	0.6
	Singapore	0.5
	Israel	0.5
	Other	0.3

	Total	100.0%
⌂	Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $290,983 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $180,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$16,596,558	$19,242,849	$115,689
Consumer staples	7,489,398	9,767,815	—
Energy	6,015,464	2,755,682	—
Financials	21,192,178	16,413,761	655,520
Health care	17,147,295	10,800,518	—
Industrials	10,216,081	8,872,165	—
Information technology	18,494,979	5,602,771	—
Materials	7,957,969	2,442,269	—
Telecommunication services	1,992,565	4,735,700	—
Utilities	5,350,436	1,243,163	—
Total common stocks	112,452,923	81,876,693	771,209
Convertible preferred stocks	—	—	710,994
U.S. treasury obligations	—	77,580	—
Short-term investments	4,095,561	6,708,098	—

Totals by level	$116,548,484	$88,662,371	$1,482,203

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$89,481	$—
Total return swap contracts	—	101,761	—

Totals by level	$—	$191,242	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,005,225	$915,744
Equity contracts	101,761	—

Total	$1,106,986	$915,744

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$62,200,000
OTC total return swap contracts (notional)		$790,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—	$ 101,761	$—	$—	$—	$ 101,761
	Forward currency contracts#	15,739	29,279	76,423	174,834	254,712	208,013	46,261	46,259	153,705	1,005,225

	Total Assets	$15,739	$29,279	$76,423	$174,834	$254,712	$309,774	$46,261	$46,259	$153,705	$1,106,986

	Liabilities:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Forward currency contracts#	70,886	107,794	145,903	22,684	76,895	232,721	124,193	56,168	78,500	915,744

	Total Liabilities	$70,886	$107,794	$145,903	$22,684	$76,895	$232,721	$124,193	$56,168	$78,500	$915,744

	Total Financial and Derivative Net Assets	$(55,147)	$(78,515)	$(69,480)	$152,150	$177,817	$77,053	$(77,932)	$(9,909)	$75,205	$191,242
	Total collateral received (pledged)##†	$(20,000)	$(60,000)	$(69,480)	$140,000	$77,580	$77,053	$—	$—	$—
	Net amount	$(35,147)	$(18,515)	$—	$12,150	$100,237	$—	$(77,932)	$(9,909)	$75,205

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015